Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Compensation
Share-Based Compensation Plan Balances

	September 30, 2023
	Authorized	Outstanding	Available for Issue
2009 Plan	1,915,724	1,915,724	—
2023 Plan	5,585,008	900,500	4,684,508
Total	7,500,732	2,816,224	4,684,508